EQ ADVISORS TRUSTSM

SUPPLEMENT DATED NOVEMBER 13, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and SAI, and retain it for future reference. You may obtain an additional copy of the Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change to the EQ/BlackRock Basic Value Equity Portfolio (“Portfolio”).

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Information Regarding

EQ/BlackRock Basic Value Equity Portfolio

The following information replaces in its entirety information in the table in the section of the Prospectus entitled: “Who Manages the Portfolio-Adviser: BlackRock Investment Management, Inc. (“BlackRock”):”

Name	Title	Date Began Managing the Portfolio
Bartlett Geer, CFA	Managing Director of BlackRock	November 2012

Carrie King	Managing Director of BlackRock	May 2009

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The ninth, tenth and eleventh paragraphs in the section of the Prospectus entitled: “Management of the Trust-the Advisers-BlackRock Investment Management, LLC (“BlackRock”)” hereby are deleted in their entirety and replaced with the following information:

Bartlet Geer, CFA and Carrie King are the co-portfolio managers of the EQ/BlackRock Basic Value Equity Portfolio, and are jointly and primarily responsible for the day-to-day management of the Portfolio. Each is responsible for selecting the Portfolio’s investments.

Bartlett Geer, CFA, joined BlackRock as Managing Director and Head of the firm’s Basic Value Equity Team in September 2012. Prior to joining BlackRock, Mr. Geer served as Managing Director and Portfolio Manager at Putnam Investments for more than five years.

Carrie King, has been a Managing Director and Portfolio Manager of BlackRock since 2010. Prior thereto she served as Director and Portfolio Manager from 2007.

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EQ ADVISORS TRUSTSM

SUPPLEMENT DATED NOVEMBER 13, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2012, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the information relating to the Portfolio Managers of the EQ/BlackRock Basic Value Equity Portfolio.

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Information regarding Kevin Rendino contained in the section of the SAI “Appendix C – Portfolio Manager Information – EQ/BlackRock Basic Value Equity Portfolio” hereby is deleted in its entirety and replaced with the following information regarding Bartlett Geer.

EQ/BlackRock Basic Value Equity Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of
	September 30, 2012						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
BlackRock Investment Management LLC (“Adviser”)
Bartlett Geer	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of September 30, 2012

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Bartlett Geer	X

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